Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The following table sets forth certain information with respect to Coursera’s financial performance and the compensation paid to our NEOs for the years ended December 31, 2023, 2022, and 2021. Since Coursera completed its initial public offering in 2021, data from fiscal year 2020 is excluded from the disclosure.

Pay Versus Performance
Year	Summary Compensation Table Total for PEO(1) ($)	Compensation Actually Paid for PEO(1)(2) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid for Non-PEO NEOs(1)(3) ($)	Value of Initial Fixed $100 Investment Based On:		Net Loss(6) ($)	Company-Selected Measure: Revenue(7)
					Total Stockholder Return(4) ($)	Peer Group Total Stockholder Return(5) ($)

2023	606,815	21,167,681	1,147,438	6,956,657	43	122	(116,554,000)	653,764,000
2022	29,125,117	19,912,519	8,187,742	3,365,035	26	77	(175,357,000)	523,756,000
2021	5,379,682	9,345,753	3,236,763	7,134,050	54	120	(145,215,000)	415,287,000

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	Mr. Maggioncalda served as our CEO, our principal executive officer (“PEO”) for the entirety of the years ended December 31, 2021, 2022, and 2023. Our non-PEO NEOs for the year ended December 31, 2023 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Cardenas, for the year ended December 31, 2022 were Mr. Hahn, Ms. Belsky, Mr. Goli, and Mr. Jacquet, and for the year ended December 31, 2021 were Mr. Hahn and Ms. Belsky.
Peer Group Issuers, Footnote	The Total Stockholder Return (“TSR”) Peer Group consists of the S&P North American Technology Software Index, an independently prepared index. The amount for 2021 in this column has been corrected from the disclosure contained in our 2023 definitive proxy statement.
PEO Total Compensation Amount	$ 606,815	$ 29,125,117	$ 5,379,682
PEO Actually Paid Compensation Amount	$ 21,167,681	19,912,519	9,345,753
Adjustment To PEO Compensation, Footnote	Represents the amount of “compensation actually paid” to Mr. Maggioncalda, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Maggioncalda during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. Maggioncalda’s total compensation for 2023 to determine the compensation actually paid:

PEO
		2023	2022	2021

	Summary Compensation Table - Total Compensation	$606,815	$29,125,117	$5,379,682
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2023*	—	28,619,477	4,707,067
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2023*	—	29,444,148	3,651,103
+	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Years*	16,824,901	(9,103,920)	291,279
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in 2023 that Vested During Fiscal 2023*	—	2,324,665	—
+	Year-over-Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Years for Which Applicable Vesting Conditions Were Satisfied During 2023*	3,735,965	(3,258,014)	4,730,756

PEO
		2023	2022	2021

—	Fair Value as of Prior Year-End of Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During 2023*	—	—	—
=	Compensation Actually Paid for 2023	$21,167,681	$19,912,519	$9,345,753
	* Equity values are calculated in accordance with ASC 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.
Non-PEO NEO Average Total Compensation Amount	$ 1,147,438	8,187,742	3,236,763
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,956,657	3,365,035	7,134,050
Adjustment to Non-PEO NEO Compensation Footnote	Represents the average amount of “compensation actually paid” to our non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. Rather, in accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to their total compensation for 2023 to determine the compensation actually paid.

Non-PEO NEO Average
		2023	2022	2021

	Summary Compensation Table - Total Compensation	$1,147,438	$8,187,742	$3,236,763
—	Grant Date Fair Value of Stock Awards and Option Awards Granted in 2023*	462,584	7,631,863	2,588,888
+	Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards and Option Awards Granted in 2023*	672,284	7,769,994	2,008,107
+	Year-over-Year Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Years*	4,317,537	(4,476,006)	313,218
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During 2023*	91,349	716,762	—
+	Year-over-Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Years For Which Applicable Vesting Conditions Were Satisfied During 2023*	1,190,633	(1,201,594)	4,164,850
—	Fair Value as of Prior Year-End of Stock Awards and Option Awards Granted in Prior Years that Failed to Meet Applicable Vesting Conditions During 2023*	—	—	—
=	Compensation Actually Paid for 2023	$6,956,657	$3,365,035	$7,134,050
	* Equity values are calculated in accordance with ASC 718, and the valuation methodology used to calculate fair values did not materially differ from those disclosed at the time of grant.
Compensation Actually Paid vs. Total Shareholder Return
The following graphs show the relationship of compensation actually paid, as calculated under the SEC rules, to our PEO and non-PEO NEOs for 2023, 2022 and 2021 to (1) the total stockholder return for Coursera and for the S&P North American Technology Software Index (our TSR Peer Group), (2) our net loss, and (3) our revenue.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
The following graphs show the relationship of compensation actually paid, as calculated under the SEC rules, to our PEO and non-PEO NEOs for 2023, 2022 and 2021 to (1) the total stockholder return for Coursera and for the S&P North American Technology Software Index (our TSR Peer Group), (2) our net loss, and (3) our revenue.

Tabular List, Table
As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The following list presents the financial and other performance measures that Coursera considers to have been the most important measures used to link the compensation actually paid to our NEOs, for 2023, to Coursera’s performance (each as defined and described in the “Compensation Discussion and Analysis” section above):
•Revenue
•Enterprise Bookings
•New Student Degree Revenue

Total Shareholder Return Amount	$ 43	26	54
Peer Group Total Shareholder Return Amount	122	77	120
Net Income (Loss)	$ (116,554,000)	$ (175,357,000)	$ (145,215,000)
Company Selected Measure Amount	653,764,000	523,756,000	415,287,000
PEO Name	Mr. Maggioncalda
Additional 402(v) Disclosure	In accordance with Item 402(v) of Regulation S-K , the comparison assumes $100 was invested in our common stock as of the close of the day of our IPO on March 31, 2021. Historic stock price performance is not necessarily indicative of future stock price performance.Net loss amounts reported on a GAAP basis.As noted in our Compensation Discussion and Analysis, for 2023, our LDEIC committee determined that revenue growth continues to be viewed as a key metric of our business performance and aligned with long-term stockholder value creation.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Enterprise Bookings
Measure:: 3
Pay vs Performance Disclosure
Name	New Student Degree Revenue
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 28,619,477	$ 4,707,067
PEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	29,444,148	3,651,103
PEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,824,901	(9,103,920)	291,279
PEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,324,665	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,735,965	(3,258,014)	4,730,756
PEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,584	7,631,863	2,588,888
Non-PEO NEO | Equity Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	672,284	7,769,994	2,008,107
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,317,537	(4,476,006)	313,218
Non-PEO NEO | Equity Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	91,349	716,762	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,190,633	(1,201,594)	4,164,850
Non-PEO NEO | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0